14. EMPLOYEE STOCK PLANS (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee Stock Plans Details
Dividend yield	3.72%	4.29%	4.63%
Risk-free interest rate	1.12%	2.15%	2.25%
Volatility	22.54%	23.00%	24.00%
Expected Life	6 years	6 years	6 years